Schedule II - Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance, Balance at Beginning of Period	$ 35,174	$ 35,288	$ 23,583
Valuation allowance, Charged to Costs and Expenses	7,432	2,306	29,599
Valuation allowance, Deductions	(5,428)	(2,420)	(17,894)
Valuation allowance, Balance at End of Period	$ 37,178	$ 35,174	$ 35,288